Analysis of cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of cash and cash equivalents
Schedule of the analysis of cash and cash equivalents

	2025	2024	2023
	£m	£m	£m
Cash and balances at central banks	85,182	92,994	104,262
Trading assets (1)	4,703	6,886	8,851
Other financial assets	631	—	139
Loans to banks	4,917	4,965	5,572
Cash and cash equivalents	95,433	104,845	118,824

(1)	Includes cash collateral posted with bank counterparties in respect of derivative liabilities of £2,647 million (2024 - £3,660 million; 2023 - £4,434 million).